GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

Genworth Financial Contra Fund (the “Fund”)

Supplement dated September 23, 2010 to the
Prospectus dated January 30, 2010

1.           As of August 17, 2010, Andrew Karsh no longer serves as a portfolio manager of the Fund.  All references to Andrew Karsh are deleted.

2.           As of August 17, 2010, Nelson Louie was added as a portfolio manager of the Fund.  On page 7 of the Prospectus, the paragraph beside the caption “Summary Section—Management—Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers: Nelson Louie, Managing Director of the Sub-Advisor, has served as portfolio manager of the Fund since 2010.  Christopher Burton, Director of the Sub-Advisor, has served as portfolio manager of the Fund since 2005.  Tim Boss, Vice President of the Sub-Advisor, has served as portfolio manager of the Fund since 2009.

On page 12 of the Prospectus, the second and third paragraphs under the caption “Management—Meet the Portfolio Managers” are deleted and replaced with the following:

CSAM utilizes a team of portfolio managers and traders to manage the Fund (the “CSAM Committee”). The CSAM Committee presently includes Nelson Louie, Managing Director; Christopher Burton, Director; and Tim Boss, Vice President.  CSAM has served as Sub-Advisor since the Fund’s inception.

NELSON LOUIE, Managing Director, is responsible for overseeing trading and portfolio management of the team’s derivatives-based hedging strategies, enhanced indexing strategies and excess return strategies.  Mr. Louie re-joined CSAM in August 2010.  From May 2009 to August 2010, Mr. Louie was an Executive Director in the Commodity Index Products area at UBS Securities, LLC.  From 2007 to 2009, Mr. Louis was a Managing Director at AIG Financial Products responsible for North American marketing of commodities-based solutions.  From 1993 to 2007, Mr. Louie held positions within CSAM, where his responsibilities included portfolio management and overseeing a team that was responsible for enhanced commodity and equity index strategies, option based hedging solutions and option arbitrage products.  Mr. Louie was a team member of the Fund from its inception through May 2007.  Mr. Louie holds a BA in Economics from Union College.

Please retain this Supplement with your Prospectus for future reference.

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

Genworth Financial Contra Fund (the “Fund”)

Supplement dated September 23, 2010 to the
Statement of Additional Information dated January 30, 2010

1.            On June 29, 2010, the Board of Trustees of Genworth Financial Asset Management Funds (the “Board”) appointed John Fibiger, an Independent Trustee of the Board, to the position of Lead Independent Trustee of the Board.  On page 16, under the caption “Management of the Fund—Officers and Board of Trustees—Trustees and Executive Officers of the Fund,” the table showing biographical information of the Trustees of the Fund is revised to state the following with respect to John Fibiger:

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees:

John A. Fibiger Genworth Financial Asset Management Funds (“GFAM Funds”) 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523 Born: 1932	Lead Independent Trustee Trustee	Since 2010 Since 2004	Retired.	16
Trustee, Genworth Variable Insurance Trust; Director, Fidelity Life Association; Director, Members Mutual Holding Co.; Member of Board of Advisers, The Menninger Foundation; Life Trustee, Museum of Science, Boston, Massachusetts.

2.           The Board has appointed and elected Starr Frohlich to the position of Vice President and Treasurer of the Trust, and Simi Gill to the position of Secretary of the Trust.  On page 17, under the caption “Management of the Fund—Officers and Board of Trustees—Trustees and Executive Officers of the Fund,” the table showing biographical information of the executive officers of the Fund is replaced with the following:

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers:

Carrie E. Hansen, CPA c/o GFAM Funds 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523 Born: 1970	President	Since 2008
President, AssetMark Funds (2007 to present); President, Genworth Variable Insurance Trust (“GVIT”) (2008 to present); Senior Vice President and Chief Operations Officer, GFWM (2008 to present); Chairman, Genworth Financial Trust Company (2008 to present); Senior Vice President and Managing Director, AssetMark Funds (2007 to 2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007 to 2008); Chief Compliance Officer, AssetMark Funds (2005 to 2008); Treasurer, AssetMark Funds (2001to 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly AssetMark Investment Services, Inc. (2004 to 2007).

Deborah Djeu c/o GFAM Funds 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523 Born: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Since 2008
Vice President, Chief Compliance Officer and AML Compliance Officer, AssetMark Funds and GVIT (2008 to present); Deputy Chief Compliance Officer, AssetMark Funds (2007 to 2008); Compliance Manager, GE Money (2006 to 2007); Vice President, Wells Fargo Investments LLC (2004 to 2006).

Starr E. Frohlich c/o GFAM Funds 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523 Born: 1972	Vice President and Treasurer	Since 2010	Vice President and Treasurer, AssetMark Funds and GVIT (March 2010 – Present); Director of Fund Administration, GFWM (March 2010-Present); Vice President, U.S. Bancorp Fund Services, LLC (1997-2010).

Simi K. Gill c/o GFAM Funds 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523 Born: 1973	Secretary Deputy Chief Compliance Officer	Since 2010 Since 2009	Senior Compliance Officer, GFWM (2007 to present); Fund Administration & Compliance Associate, GFWM, formerly AssetMark Investment Services, Inc. (2004 to 2006).

Regina M. Fink c/o GFAM Funds 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523 Born: 1956	Assistant Secretary Vice President	Since 2009 Since 2004
Vice President, Senior Counsel and Assistant Secretary, GFWM (2008 to present); Senior Counsel and Assistant Secretary, GFAM (2006 to present); Vice President, Senior Counsel and Secretary, GFAM (2002 to 2008).

3.           On June 29, 2010, the Board approved an increase in each Independent Trustee’s annual retainer to $12,000 per year, with an additional $1,000 annual retainer paid to the Lead Independent Trustee, and no change to the compensation per meeting.  On page 18, under the caption “Management of the Fund—Officers and Board of Trustees—Trustees and Executive Officers of the Fund,” the second paragraph preceding the table that shows the Trustees’ compensation for the fiscal year ended September 30, 2009 is replaced with the following:

No employee of GFWM or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The Trust pays each Independent Trustee an annual retainer fee of $12,000, along with an attendance fee of $1,000 for each in-person Board meeting and $500 for each telephonic Board meeting, plus expenses incurred in connection with attending such meetings.  The Lead Independent Trustee is paid an additional retainer fee of $1,000 per year.

4.           As of August 17, 2010, Andrew Karsh no longer serves as a portfolio manager of the Fund.  All references to Andrew Karsh are deleted.

5.           As of August 17, 2010, Nelson Louie was added as a portfolio manager of the Fund.  On page 20 of the Statement of Additional Information, the table under the caption “Management of the Fund—Portfolio Managers,” relating to other accounts managed by the portfolio managers, is revised to include the following:

2

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nelson Louie*	6	$3,908,194,480	10	$1,349,215,136	4	$456,607,099

* The information for Mr. Louie is stated as of August 17, 2010.

Please retain this Supplement with your
Statement of Additional Information for future reference.

3